Derivative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Financial Liability [Abstract]
Schedule of derivative financial liability fair value
	December 31, 2014	December 31, 2013

Opening balance	$944,121	$17,539
Derivative financial liability arising on bridge warrants with re-pricing terms	-	100,693
Derivative financial liability arising on the issue of warrants relating to Series B shares	-	1,745,837
Fair value adjustments	1,888,181	(919,948)
Elimination of derivative liability on exchange of existing anti-dilutive price protected warrants for warrants exercisable at fixed prices	(2,832,302)	-
	$-	$944,121

Summary of assumptions used in the Black-Scholes model
Year ended December 31, 2014

Calculated stock price	$3.50
Risk-free interest rate	1.65%
Expected life of warrants	3.00 to 5.50 Years
Expected volatility of the underlying stock	138.3%
Expected dividend rate	0%